S000057731 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	72 Months Ended	74 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar Municipal Bond Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.50%	1.09%	[2]
Performance Inception Date	[1]			Jan. 01, 2019
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	1.05%	0.99%		2.42%	[2]
Performance Inception Date	[2],[3]				Nov. 02, 2018
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		2.57%	1.20%		2.30%	[2]
Performance Inception Date	[2]				Nov. 02, 2018
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.52%	1.17%		2.24%	[2]
Performance Inception Date	[2]				Nov. 02, 2018
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.81%	1.43%		2.27%	[2]
Performance Inception Date	[2]				Nov. 02, 2018

[1]	The Morningstar Municipal Bond Blended Index is composed of 70% Bloomberg Municipal Bond Index and 30% Bloomberg Municipal 1‑3 Year Bond Index. The Bloomberg Municipal Bond Index is an unmanaged index that is considered representative of the broad market for investment grade, tax‑exempt bonds with a maturity of at least one year. The Bloomberg Municipal 1‑3 Year Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to three years.
[2]	Inception date for Morningstar Municipal Bond Blended Index is 1/1/2019.
[3]
The Bloomberg Municipal Bond Index is an unmanaged broad-based securities market index that is considered representative of the broad market for investment grade, tax‑exempt bonds with a maturity of at least one year.